ACQUISITION OF FIRST FRANKLIN CORPORATION - Purchase price allocation (Details 1) (First Franklin, USD $) In Thousands, except Share data, unless otherwise specified	Mar. 16, 2011
First Franklin
Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin's common stock	$ 14.50
Total value of the First Franklin's common stock	$ 24,549
Fair value of outstanding employee stock awards, net of tax	131
Total purchase price	24,680
Allocation of purchase price
Stockholders' equity	20,755
Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)
Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371
Goodwill resulting from the First Franklin acquisition	$ 10,309